SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of weight average number of shares outstanding [Line Items]
Schedule of weight average number of shares outstanding [Table Text Block]
The weighted average number of shares outstanding for the years ended December 31, 2014 and 2013 were restated for the effects of the capital reorganization and the reverse business acquisition as follows;

(Number of shares in thousands)	2014	2013
Weighted average shares as previously reported by Frontline 2012	245,468	224,269
Share exchange ratio in reverse business acquisition	2.55	2.55
Weighted average shares, as restated for effect of reverse business acquisition	625,943	571,886

Weighted average shares, as restated for reverse business acquisition and reverse share split	125,189	114,377

Schedule of stock by class
The following table summarizes the movement in the number of shares outstanding during the year ended December 31, 2015;

Outstanding shares at December 31, 2014 as previously reported by Frontline 2012	249,100,000
Share exchange ratio in reverse business acquisition	2.55
Outstanding shares at December 31, 2014 after giving effect to reverse acquisition	635,205,000
Shares issued during the year prior to the reverse business acquisition	86,032,865
Cancellation of treasury shares held by Frontline 2012 (6,792,117 shares at exchange ratio of 2.55)	(17,319,898)
Cancellation of Frontline 2012 shares held by the Company (13,460,000 shares at exchange ratio of 2.55)	(34,323,000)
Cancellation of fractional shares	(307)
Effect of reverse business acquisition (conversion of the Company's shares)	112,342,989
Outstanding shares at December 31, 2015	781,937,649

Outstanding shares at December 31, 2015 after giving effect to 1-for-5 reverse share split	156,386,506